EMPLOYEE BENEFITS - Post-employment health care benefit plan - Gains and losses (Details) - Post-employment health care benefit - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Historical actuarial remeasurements
Present value of defined benefit obligation	R$ (272,959)	R$ (316,364)	R$ (305,447)	R$ (446,843)	R$ (351,538)
Surplus (Deficit)	(272,959)	(316,364)	(305,447)	(446,843)	(351,538)
Experience adjustments on plan liabilities	(40,841)	(14,452)	(3,673)	R$ (45,884)	R$ 42,345
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Losses on actuarial obligation	(40,841)	(14,452)	(3,673)
Pension Plan
Amounts recognized as actuarial gains and losses in the statement of comprehensive income
Actuarial losses recognized in Equity	R$ (40,841)	R$ (14,452)	R$ (3,673)